Summary of Significant Accounting Policies - Entities included in consolidation (Details)	6 Months Ended
Jun. 30, 2021
Libra Shipping Enterprises Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Alegria Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Felicity Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Gemini Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Galaxy Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Aurora Shipping Enterprises Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Palermo Shipping S.A. [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Fantastiks Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Sagittarius Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Hyperion Enterprises Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Chilali Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Surf Maritime Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Pandora Marine Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Customized Development S.A. [Member]
Entity Listings [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
2021	01/01 – 06/30
2020	01/01 – 06/30
Kohylia Shipmanagement S.A. [Member]
Entity Listings [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Orbiter Shipping Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Floral Marine Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Golem Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Kymata Shipping Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Joy Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Micaela Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Pearl Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Velvet Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Perigiali Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Finian Navigation Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Ammos Shipping Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Wave Shipping Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Casual Shipholding Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Avery Shipping Company [Member]
Entity Listings [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Coasters Ventures Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Ianthe Maritime S.A. [Member]
Entity Listings [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Rubina Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Topaz Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Beryl Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Cheryl Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Christal Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Dune Shipping Corp. [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Citrine Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Cavalli Navigation Inc. [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Seymour Trading Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Goldie Services Company [Member]
Entity Listings [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Andromeda Shiptrade Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Esmeralda Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Triangle Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Oceanus Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Castor N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Cronus Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Leto Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Esperanza N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Dionysus Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Harmony N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Prometheus Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Solar N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Camelia Shipping Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Camelia
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Anthos Shipping Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Anthos
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Azalea Shipping Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Amaryllis Shipping Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Amaryllis
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Zaffre Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Serenitas N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	06/29 – 06/30
Wenge Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Joie N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	06/29 – 06/30
Sunstone Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	06/29 – 06/30
Fandango Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	06/29 – 06/30
Flavescent Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	06/29 – 06/30
Emery Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Gem
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020
Rondine Management Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Victory
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020
Solange Shipping Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Avior
Country of incorporation	Marshall Is.
2021	03/30 – 06/30
2020
Mandora Shipping Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Centaurus
Country of incorporation	Marshall Is.
2021	03/30 – 06/30
2020
Olympia II Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Domino
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Pingel Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Delight
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Ebba Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Destiny
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Clan Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Devotion
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Sui An Navigation Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Dedication
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Bertyl Ventures Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Azure
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Silvanus Marine Company [Member]
Entity Listings [Line Items]
Vessel name	Navios Summer
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Anthimar Marine Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Amarillo
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Enplo Shipping Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Verde
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Morven Chartering Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Verano
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Rodman Maritime Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Spring
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Isolde Shipping Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Indigo
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Velour Management Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Vermilion
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Evian Shiptrade Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Amaranth
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Theros Ventures Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Lapis
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Legato Shipholding Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Tempo
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Inastros Maritime Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Chrysalis
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Zoner Shiptrade S.A. [Member]
Entity Listings [Line Items]
Vessel name	Navios Dorado
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Jasmer Shipholding Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Nerine
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Thetida Marine Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Magnolia
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Jaspero Shiptrade S.A. [Member]
Entity Listings [Line Items]
Vessel name	Navios Jasmine
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Peran Maritime Inc. [Member]
Entity Listings [Line Items]
Vessel name	Navios Felicitas
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Nefeli Navigation S.A. [Member]
Entity Listings [Line Items]
Vessel name	Navios Unison
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Fairy Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Utmost
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Limestone Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Unite
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Crayon Shipping Ltd [Member]
Entity Listings [Line Items]
Vessel name	Navios Miami
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Chernava Marine Corp. [Member]
Entity Listings [Line Items]
Vessel name	Bahamas
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Proteus Shiptrade S.A [Member]
Entity Listings [Line Items]
Vessel name	Bermuda
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Vythos Marine Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Constellation
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Prosperity Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Aldebaran Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
JTC Shipping and Trading Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
2021	01/01 – 06/30
2020	01/01 – 06/30
Navios Maritime Partners L.P. [Member]
Entity Listings [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Navios Maritime Operating LLC. [Member]
Entity Listings [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Navios Partners Finance (US) Inc.
Entity Listings [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2021	01/01 – 06/30
2020	01/01 – 06/30
Navios Partners Europe Finance Inc.
Entity Listings [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Navios Maritime Containers Sub L.P. [Member]
Entity Listings [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Navios Partners Containers Finance Inc. [Member]
Entity Listings [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Boheme Navigation Company [Member]
Entity Listings [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Navios Partners Containers Inc. [Member]
Entity Listings [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Iliada Shipping S.A. [Member]
Entity Listings [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Vinetree Marine Company [Member]
Entity Listings [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Afros Maritime Inc. [Member]
Entity Listings [Line Items]
Vessel name	Operating Company
Country of incorporation	Marshall Is.
2021	03/31 – 06/30
2020
Cavos Navigation Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Perivoia Shipmanagement Co. [Member]
Entity Listings [Line Items]
Vessel name	Navios Amitie
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Pleione Management Limited [Member]
Entity Listings [Line Items]
Vessel name	Navios Star
Country of incorporation	Marshall Is.
2021	01/01 – 06/30
2020	01/01 – 06/30
Bato Marine Corp. [Member]
Entity Listings [Line Items]
Vessel name	TBN 1
Country of incorporation	Marshall Is.
2021	03/05 – 06/30
2020
Agron Navigation Company [Member]
Entity Listings [Line Items]
Vessel name	TBN 2
Country of incorporation	Marshall Is.
2021	03/05 – 06/30
2020
Teuta Maritime S.A. [Member]
Entity Listings [Line Items]
Vessel name	TBN 3
Country of incorporation	Marshall Is.
2021	03/05 – 06/30
2020
Ambracia Navigation Company [Member]
Entity Listings [Line Items]
Vessel name	TBN 4
Country of incorporation	Marshall Is.
2021	03/05 – 06/30
2020
Artala Shipping Co. [Member]
Entity Listings [Line Items]
Vessel name	TBN 5
Country of incorporation	Marshall Is.
2021	03/05 – 06/30
2020
Migen Shipmanagement Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2021	03/05 – 06/30
2020
Bole Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Spectrum N
Country of incorporation	Marshall Is.
2021	04/28 – 06/30
2020
Brandeis Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Ete N
Country of incorporation	Marshall Is.
2021	05/10 – 06/30
2020
Buff Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Fleur N
Country of incorporation	Marshall Is.
2021	05/10 – 06/30
2020
Morganite Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	TBN 6
Country of incorporation	Marshall Is.
2021	06/01 – 06/30
2020
Balder Martitime Ltd. [Member]
Entity Listings [Line Items]
Vessel name	Navios Koyo
Country of incorporation	Marshall Is.
2021	06/04 – 06/30
2020
Melpomene Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	TBN 8
Country of incorporation	Marshall Is.
2021	06/23 – 06/30
2020
Urania Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	TBN 9
Country of incorporation	Marshall Is.
2021	06/23 – 06/30
2020
Terpsichore Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	TBN 10
Country of incorporation	Marshall Is.
2021	06/23 – 06/30
2020
Erato Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	TBN 11
Country of incorporation	Marshall Is.
2021	06/23 – 06/30
2020
Lavender Shipping Corporation [Member]
Entity Listings [Line Items]
Vessel name	Navios Ray
Country of incorporation	Marshall Is.
2021	06/30 – 06/30
2020
Nostos Shipmanagement Corp. [Member]
Entity Listings [Line Items]
Vessel name	Navios Bonavis
Country of incorporation	Marshall Is.
2021	06/30 – 06/30
2020